CONTINGENCIES	6 Months Ended
Jun. 30, 2025
Disclosure of contingent liabilities [abstract]
CONTINGENCIES	CONTINGENCIES
ArcelorMittal may be involved in litigation, arbitration or other legal proceedings. Provisions related to legal and arbitral proceedings are recorded in accordance with the principles described in note 9 to the consolidated financial statements for the year ended December 31, 2024.
Most of these claims involve highly complex issues. Often these issues are subject to substantial uncertainties and, therefore, the probabilities of loss and an estimate of damages are difficult to ascertain. Consequently, for a large number of these claims, the Company is unable to make a reliable estimate of the expected financial effect that will result from ultimate resolution of the proceeding. In those cases, the Company has disclosed information with respect to the nature of the contingency. The Company has not accrued a provision for the potential outcome of these cases.
In cases in which quantifiable fines and penalties have been assessed or the Company has otherwise been able to reliably estimate the amount of probable loss, the Company has indicated the amount of such fine or penalty or the amount of provision accrued.
In a limited number of ongoing cases, the Company is able to make a reliable estimate of the expected loss or range of possible loss and has accrued a provision for such loss, but believes that publication of this information on a case-by-case basis would seriously prejudice the Company’s position in the ongoing legal proceedings or in any related settlement discussions. Accordingly, in these cases, the Company has disclosed information with respect to the nature of the contingency, but has not disclosed the estimate of the range of potential loss nor the amount recorded as a loss.
These assessments can involve a series of complex judgments about future events and can rely heavily on estimates and assumptions. These assessments are based on estimates and assumptions that have been deemed reliable by management. The Company believes that the aggregate provisions recorded for the above matters are adequate based upon currently available information. However, given the inherent uncertainties related to these cases and in estimating contingent liabilities, the Company could, in the future, incur judgments that could have a material effect on its results of operations in any particular period. The Company considers it highly unlikely, however, that any such judgments could have a material adverse effect on its liquidity or financial condition.
The matters discussed below constitute the most significant developments since publication of the disclosures concerning legal proceedings in note 9.3 to the Company's consolidated financial statements for the year ended December 31, 2024.
Tax claims
Brazil
In May 2014, ArcelorMittal Comercializadora de Energia received a tax assessment from the state of Minas Gerais alleging that the company did not correctly calculate tax credits on interstate sales of electricity from February 2012 to December 2013. The amount claimed totals 39. Following the conclusion of this proceeding at the administrative level, the company received the tax enforcement notice in December 2015 and filed its defense in February 2016. In April 2016, ArcelorMittal Comercializadora de Energia received an additional tax assessment in the amount of 57, after taking account of a reduction of fines mentioned below regarding the same matter, for infractions which allegedly occurred during the 2014 to 2015 period, and filed its defense in May 2016. Following appeal, the company received a notice from the tax authority in November 2017 that reduced the fees in the second case by 12, due to retrospective application of a new law. In addition, in February 2019, a reduction of the fine by 7 was finalized in the first case due to the retrospective application of a new law. In October 2024, the first case was dismissed unfavorably to ArcelorMittal Brasil, validating the tax assessment and in November 2024, ArcelorMittal Brasil filed a motion for clarification, that was dismissed in May 2025 by the first instance. ArcelorMittal Brasil filed an appeal to the Minas Gerais State Court and is awaiting judgment. In the second case, in July 2024, a favorable decision was granted by the first instance, cancelling the tax assessment, but, as only one of the tax infractions was analyzed, both parties filed a motion for clarification. In October 2024, the State's motion for clarification was granted by the first judicial instance, confirming the tax assessment, and only removing the collection of the fines that exceeds 100% of the tax value, for each penalty. In November 2024, ArcelorMittal Brasil filed a new appeal (motion for clarification) which was dismissed in May 2025 by the first judicial instance. In May 2025, ArcelorMittal Brasil filed an appeal to the Minas Gerais State Court and is awaiting judgment.
In January 2019, ArcelorMittal Sul Fluminense (which merged into ArcelorMittal Brasil in July 2019) filed a challenge against the ICMS (VAT) charged by Rio de Janeiro State on interstate acquisition of electricity power. The company claims the acquisition of electricity to be used in the industrial process is not taxable. Alternatively, the company claims that, if taxed, the acquisition of electricity should be subject to an 18% rate, and not 28% as intended by the State. The amount of the ICMS (VAT) discussed is being monthly deposited in court. In July 2024, the court of first instance ruled a partially favorable decision, reducing the ICMS/VAT rate from 28% to 18%. However, the decision was unfavorable to the company's position that ICMS does not apply to interstate acquisitions of electrical energy for industrialization purposes. ArcelorMittal Brasil filed a motion for clarification and in September 2024, the motion for clarification was dismissed. In October 2024, ArcelorMittal Brasil filed an appeal to the State Court of Rio de Janeiro. In May 2025, the State Court dismissed the ArcelorMittal Brasil's appeal, maintaining the partially favorable decision issued by the court of first instance. Subsequently, ArcelorMittal Brasil filed a motion for clarification. The total amount of claim as of June 30, 2025 was 75.
In January 2023, ArcelorMittal Brasil received a tax assessment in an amount of 16 for a 50% fine for alleged non-payment of the monthly estimate of CIT related to fiscal year 2018. The Federal Revenue accuses the Company of undue offsetting of CIT credits paid in Venezuela from 2010 to 2014 when calculating the monthly IRC estimate for 2018. In February 2023, ArcelorMittal Brasil filed its defense. In September 2023, the first instance of the Administrative Court ruled against the company and ArcelorMittal Brasil filed an appeal. On September 11, 2024, the second instance of the Tax Administrative Court (CARF) began the trial of the company's appeal. In November 2023, ArcelorMittal Brasil received a new tax assessment of 60. The Federal Revenue accuses the company of allegedly undue offsetting of CIT credits paid in Venezuela from 2010 to 2014 and offset by ArcelorMittal Brasil in 2018. In December 2023, the company filed an administrative defense. In June 2024, the first instance of the Administrative Court decided unfavorably to the appeal filed by the company. In July 2024, the company filed an appeal. In July 2025, the hearing for the first case (16) took place, where the second instance of the Administrative Court ruled unfavorably to the company. ArcelorMittal Brasil has yet to be formally notified of this decision and is considering its position.
Mexico
In October 2018, the Mexican Tax Administration Service issued a tax assessment to ArcelorMittal Las Truchas, with respect to 2013 due to: (i) improper interest deductions relating to certain loans (ii) non-deduction of advanced rent payments and (iii) non-deduction of rolling roll expenses. In November 2018, ArcelorMittal Las Truchas filed an administrative appeal before the Administrative Authority on Federal Tax Matters, which was rejected in June 2019 and is being appealed. Therefore, in August 2019, ArcelorMittal Las Truchas filed an annulment complaint before a Federal Administrative and Tax Court. In June 2023, the Federal Administrative and Tax Court ruled against the annulment claim. In July 2023, ArcelorMittal Las Truchas filed an appeal before the Court of Appeal. On April 30, 2025, ArcelorMittal Las Truchas withdrew its appeal from the
Court and agreed to pay 75, which included reduction of penalties and interest, as prescribed on the local regulations.
Other Legal claims
Brazil
In 2015, the SINDIMETAL (employees’ union) filed a lawsuit against ArcelorMittal Brasil to annul all the collective labor agreements related to 12-hour work shifts. The case impacts a group of approximately 2,500 employees. In July 2022, the Supreme Court decided a leading case, not involving ArcelorMittal Brasil, that may favorably impact ArcelorMittal Brasil's case. In April 2025, the Superior Labor Court decided to uphold the Regional Labour Court’s decision, which is unfavorable to the company. In May 2025, the company filed an extraordinary appeal to the Supreme Federal Court against the unfavorable decision issued by the Superior Labor Court. The estimated amount of claim is 72.
In June 2017, Centrais Elétricas de Santa Catarina S.A. and Celesc Distribuicao S.A. ("CELESC") filed a lawsuit for 55 against ArcelorMittal Brasil for the payments made by CELESC in the construction of the power transmission line that supplies the Vega plant. In April 2019, the court of first judicial instance passed a judgement upholding CELESC’s request. In November 2019, the company filed an appeal in the court of second instance. In September 2021, the Santa Catarina Court of Justice partially upheld the company’s challenge. In April 2024, ArcelorMittal Brasil filed an appeal to the Superior Court of Justice. The Santa Catarina State Court of Appeal stayed the appeal pending the Brazilian Supreme Court’s ruling on a similar issue in another case. In October 2024, the State Court of Appeal has since reconsidered the decision to suspend, and the court is going to proceed with the analysis of the admissibility of the company’s appeal.
On March 30, 2022, Votorantim S.A. ("Votorantim") exercised the put option right it has under its shareholders’ agreement with the Company to sell its entire equity interest in ArcelorMittal Brasil to the Company, following the acquisition of Votorantim's long steel business in Brazil in 2018. There is a dispute between the parties as to the value of the put option. Votorantim has valued the put option at BRL 5.825 billion (i.e. 1,067). In September 2022, Votorantim commenced an arbitration against ArcelorMittal Brasil seeking the full amount of its valuation of the put option, reduced by the undisputed amount ArcelorMittal Brasil accepted as the value of the put option and which was paid in January 2023 for 179. The parties have filed their respective statements of defense and rejoinders in the arbitration. Votorantim claimed in its rejoinder an additional amount of BRL 144 million (i.e. 26). The arbitration hearing took place in October 2024. In June 2025, the parties reached a settlement to the dispute. In July 2025, the Tribunal issued the consent award, whereby ArcelorMittal Brasil will pay a settlement amount totaling approximately 546 over a period of 3 years.
Poland
In October 2024, ArcelorMittal Global Holding S.à.r.l., ArcelorMittal Poland S.A. and ArcelorMittal Long Products Europe Holding S.à.r.l. were served with a Request for Arbitration filed by Tauron. The dispute arises out of the exercise of put-options in Tameh, a joint venture between the Company and Tauron. The Company's reply to the summons was filed on October 30, 2024. Each party claims to have exercised an effective put- option, which the other party disputes. Tauron seeks the payment of 165 (PLN 598 million) for its 50% shareholding in Tameh. In the response, the Company filed a counterclaim against Tauron for the same amount. Tribunal selection has been finalized and the first procedural hearing was held in June 2025. The Tribunal has also approved Tauron’s request to join ArcelorMittal Investment Management Poland as an additional respondent given it was a shareholder in Tameh.
Canada
In April 2025, two hundred charges of environmental violations were brought by the Federal Authorities against ArcelorMittal Canada Inc. under the Fisheries Act. These violations were allegedly committed between 2014 and 2022. ArcelorMittal Canada Inc. is defending the actions and the first procedural hearing took place in July 2025. A further case management conference will take place in September 2025.